Income before taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Before Taxes Tables Abstract
Schedule of profit before taxation

	Year Ended December 31,
	2016	2017	2018
	RMB’000	RMB’000	RMB’000

Depreciation	526	441	818
Directors
salaries and related costs	312	234	1,815
social benefits contribution	-	-	130
share based compensation	-	-	589
Key management personnel (other than directors)
salaries and related costs	364	1,160	3,501
social benefits contribution	-	174	150
share based compensation	-	-	100
Other than directors and key management personnel
salaries and related costs	7,119	6,198	1,863
social benefits contribution	409	398	452